Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Advisor Managed Retirement 2010 Fund - Class Z6
Bar Chart Table:
Annual Return 2020	9.78%
Annual Return 2021	4.03%
Annual Return 2022	(12.21%)